COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($) site	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of non-owned sites (in sites)	66
Number of national priority list (in sites)	16
Number of sites not named as PRP, with resolved liability, or deemed de minimis (in sites)	60
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves | $	$ 32	$ 38
Guarantees at carrying value | $	$ 438	$ 471